Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
In accordance with the rules adopted by the Securities and Exchange Commission pursuant to the Dodd Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our CEO and non-CEO NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

					Value of Initial Fixed $100 Investment Based On:

Fiscal Year	Summary Compensation Table (SCT) Total for CEO (1)	Compensation Actually Paid to CEO (2)	Average Summary Compensation Table Total for Non-CEO NEOs (1)	Average Compensation Actually Paid to Non-CEO NEOs (3)	Total Shareholder Return (4)	Peer Group Total Shareholder Return (4)	Net Income (5)	Adjusted Diluted Net Earnings Per Share (6)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$7,835,495	($8,291,607)	$3,060,984	($792,325 )	$81.19	$113.92	($80.6)	$2.65
2021	$9,374,480	$23,174,447	$2,345,015	$5,176,896	$128.81	$140.40	$62.5	$3.21
2020	$6,461,620	$8,417,084	$1,706,722	$2,092,471	$101.14	$117.63	$9.5	$2.18

(1)	The CEO and NEOs included in the above compensation reflect the following:

Fiscal Year	CEO	NEOs

2022	Curt R. Hartman	Todd W. Garner, Patrick J. Beyer, Heather L. Cohen, Stanley (Bill) W. Peters

2021	Curt R. Hartman	Todd W. Garner, Patrick J. Beyer, Daniel S. Jonas, Stanley (Bill) W. Peters

2020	Curt R. Hartman	Todd W. Garner, Patrick J. Beyer, John E. (Jed) Kennedy, Stanley (Bill) W. Peters

(2)
The following table sets forth the adjustments made to the SCT Total for the CEO during each year presented to determine compensation actually paid (CAP) to the CEO in accordance with Item 402(v) of Reg S-K, with “fair value” calculated in accordance with Compensation – Stock Compensation Topic 718 of FASB ASC as of the end of the specified period.

Fiscal Year	2020	2021	2022

SCT Total	$6,461,620	$9,374,480	$7,835,495

Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($4,674,000)	($7,376,003)	($6,340,000)

Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$8,622,686	$9,816,627	$2,905,326

Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$980,642	$9,695,332	($13,258,089)

Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0

Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($2,973,864)	$1,664,011	$565,661

Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0

Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0	$0

Compensation Actually Paid	$8,417,084	$23,174,447	($8,291,607)

(3)
The following table sets forth the adjustments made to the SCT Total for
Non-CEO
NEOs during each year presented to determine compensation actually paid (CAP) to
Non-CEO
NEOs , with “fair value” calculated in accordance with Compensation – Stock Compensation Topic 718 of FASB ASC as of the end of the specified period.

Fiscal Year	2020	2021	2022

SCT Total	$1,706,722	$2,345,015	$3,060,984

Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($968,563)	($1,475,201)	($2,257,040)

Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$1,701,547	$1,963,325	$1,034,296

Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$184,123	$2,034,891	($2,739,250)

Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0

Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($531,358)	$308,866	$108,685

Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0

Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0	$0

Compensation Actually Paid	$2,092,471	$5,176,896	($792,325)

(4)
In accordance with Item 402(v) of Reg S-K, each year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on December 31, 2019. The Peer Group referenced for purposes of TSR comparisons reflects the group of companies in the S&P 500 Health Care Equipment Index, which is the industry peer group as reflected in our Annual Report on Form
10-K
pursuant to Item 201(e) of Regulation
S-K
for the fiscal year ended December 31, 2022.

(5)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(6)
Adjusted diluted net earnings per share (“EPS”) is a financial measure that the Company believes is an important performance measure to link compensation actually paid to our CEO and other NEOs to the Company’s performance. Adjusted diluted net EPS is a non-GAAP
measure. Refer to the “GAAP to
Non-GAAP
Reconciliations” section for the most directly comparable GAAP measure, GAAP diluted earnings (loss) per share.

Company Selected Measure Name	Adjusted diluted net earnings per share
Named Executive Officers, Footnote [Text Block]
(1)	The CEO and NEOs included in the above compensation reflect the following:

Fiscal Year	CEO	NEOs

2022	Curt R. Hartman	Todd W. Garner, Patrick J. Beyer, Heather L. Cohen, Stanley (Bill) W. Peters

2021	Curt R. Hartman	Todd W. Garner, Patrick J. Beyer, Daniel S. Jonas, Stanley (Bill) W. Peters

2020	Curt R. Hartman	Todd W. Garner, Patrick J. Beyer, John E. (Jed) Kennedy, Stanley (Bill) W. Peters

Peer Group Issuers, Footnote [Text Block]	In accordance with Item 402(v) of Reg S-K, each year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on December 31, 2019. The Peer Group referenced for purposes of TSR comparisons reflects the group of companies in the S&P 500 Health Care Equipment Index, which is the industry peer group as reflected in our Annual Report on Form
10-K
pursuant to Item 201(e) of Regulation
S-K
	for the fiscal year ended December 31, 2022.
PEO Total Compensation Amount	$ 7,835,495	$ 9,374,480	$ 6,461,620
PEO Actually Paid Compensation Amount	$ (8,291,607)	23,174,447	8,417,084
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The following table sets forth the adjustments made to the SCT Total for the CEO during each year presented to determine compensation actually paid (CAP) to the CEO in accordance with Item 402(v) of Reg S-K, with “fair value” calculated in accordance with Compensation – Stock Compensation Topic 718 of FASB ASC as of the end of the specified period.

Fiscal Year	2020	2021	2022

SCT Total	$6,461,620	$9,374,480	$7,835,495

Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($4,674,000)	($7,376,003)	($6,340,000)

Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$8,622,686	$9,816,627	$2,905,326

Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$980,642	$9,695,332	($13,258,089)

Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0

Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($2,973,864)	$1,664,011	$565,661

Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0

Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0	$0

Compensation Actually Paid	$8,417,084	$23,174,447	($8,291,607)

Non-PEO NEO Average Total Compensation Amount	$ 3,060,984	2,345,015	1,706,722
Non-PEO NEO Average Compensation Actually Paid Amount	$ (792,325)	5,176,896	2,092,471
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
The following table sets forth the adjustments made to the SCT Total for
Non-CEO
NEOs during each year presented to determine compensation actually paid (CAP) to
Non-CEO
NEOs , with “fair value” calculated in accordance with Compensation – Stock Compensation Topic 718 of FASB ASC as of the end of the specified period.

Fiscal Year	2020	2021	2022

SCT Total	$1,706,722	$2,345,015	$3,060,984

Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($968,563)	($1,475,201)	($2,257,040)

Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$1,701,547	$1,963,325	$1,034,296

Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$184,123	$2,034,891	($2,739,250)

Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0

Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($531,358)	$308,866	$108,685

Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0

Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0	$0

Compensation Actually Paid	$2,092,471	$5,176,896	($792,325)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Relationship Between CEO and Non-CEO NEO Compensation Actually Paid, Company TSR and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the Average Compensation Actually Paid to our Non-CEO NEOs, the Company’s cumulative TSR, and the Peer Group TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship of Compensation Actually Paid and Our Net Income
The
compensation
actually paid to our CEO and other NEOs had limited alignment to our reported net income during the three-year period of 2020 to 2022. Reported net income is not used as a performance measure in the pay programs for our CEO and other NEOs, in part due to adjustments made, for example, to account for the impact on Net Income from financing transactions such as when we refinanced the Convertible Notes in 2022.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship of Compensation Actually Paid and our Adjusted Diluted Net Earnings Per Share
The compensation actually paid to our CEO and other NEOs aligns with our adjusted diluted net earnings per s
h
are as this represents 40% of the Executive Bonus Plan for our CEO, and 28%-40% of the Executive Bonus Plan for our other NEOs for 2021 and 2022. For 2020, adjusted diluted net earnings per share represents 30% of the Executive Bonus Plan for our CEO, and 23%-30% of the Executive Bonus Plan for our other NEOs.

Total Shareholder Return Vs Peer Group [Text Block]
Description of Relationship Between CEO and Non-CEO NEO Compensation Actually Paid, Company TSR and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the Average Compensation Actually Paid to our Non-CEO NEOs, the Company’s cumulative TSR, and the Peer Group TSR over the three most recently completed fiscal years.

Tabular List [Table Text Block]
Most Important Performance Measures
The table below lists our
most
important performance measures used to link compensation actually paid to our NEO’s for 2022 to Company performance as further described in the sections titled “2022 Executive Bonus Plan” and “Equity Compensation” of the CD&A.

2022 Most Important Performance Measures (Unranked)
• Revenue	• Three Year Relative Total Shareholder Return
• Adjusted Diluted Net Earnings per Share

Total Shareholder Return Amount	$ 81.19	128.81	101.14
Peer Group Total Shareholder Return Amount	113.92	140.4	117.63
Net Income (Loss)	$ (80.6)	$ 62.5	$ 9.5
Company Selected Measure Amount	2.65	3.21	2.18
PEO Name	Curt R. Hartman
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Diluted Net Earnings per Share
Non-GAAP Measure Description [Text Block]
Adjusted diluted net earnings per share (“EPS”) is a financial measure that the Company believes is an important performance measure to link compensation actually paid to our CEO and other NEOs to the Company’s performance. Adjusted diluted net EPS is a non-GAAP
measure. Refer to the “GAAP to
Non-GAAP
Reconciliations” section for the most directly comparable GAAP measure, GAAP diluted earnings (loss) per share.

Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Three Year Relative Total Shareholder Return
PEO [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,340,000)	$ (7,376,003)	$ (4,674,000)
PEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,905,326	9,816,627	8,622,686
PEO [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,258,089)	9,695,332	980,642
PEO [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	565,661	1,664,011	(2,973,864)
PEO [Member] | Fair Value as of Prior Fiscal Year End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,257,040)	(1,475,201)	(968,563)
Non-PEO NEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,034,296	1,963,325	1,701,547
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,739,250)	2,034,891	184,123
Non-PEO NEO [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	108,685	308,866	(531,358)
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0